FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	Year ended December 31,
	2025	2024	2023

Financial expenses:
Bank charges and other	$900	$495	$443
Exchange rate expense, net	3,068	4,796	—
Total financial expenses	3,968	5,291	443

Financial income:
Exchange rate income, net	—	—	361
Interest income on deposits, money market funds and marketable securities	63,447	60,659	41,993
Accretion of discount on marketable securities	1,586	132	—
Total financial income	65,033	60,791	42,354
Financial income, net	$61,065	$55,500	$41,911